Receivables - Accounts receivables-net (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 3,805	€ 3,609
Connected Care & Health Informatics [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	723	706
Diagnosis & Treatment [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	1,601	1,489
Other Segments [member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	70	72
Personal Health [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	1,411	1,341
Philips Group [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	€ 3,805	€ 3,609